Significant accounting policies (Tables)	12 Months Ended
Mar. 25, 2017
Accounting Policies [Abstract]
Estimated Useful Lives of Assets

Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period
Buildings	Lesser of term of the lease or the economic life
Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	1 - 6 years
Molds	2 - 5 years
Furniture and fixtures	5 - 8 years
Equipment	3 - 8 years

Basic and Diluted Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share for the years ended March 25, 2017, March 26, 2016 and March 28, 2015:

	Fiscal Year Ended
	March 25, 2017	March 26, 2016	March 28, 2015
	(In thousands, except per share data)

Basic income (loss) per common share computation:
Numerator:
Net income (loss)	$4,928	$5,438	$(8,632)
Denominator:
Weighted-average common shares outstanding	17,961	17,961	17,937

Income (loss) per common share	$0.27	$0.30	$(0.48)

Diluted income (loss) per common share computation:
Numerator:
Net income (loss)	$4,928	$5,438	$(8,632)
Denominator:
Weighted-average common shares outstanding	17,961	17,961	17,937
Dilutive effect of stock options and warrants	457	—	—

Weighted-average common shares outstanding – diluted	18,418	17,961	17,937

Diluted income (loss) per common share	$0.27	$0.30	$(0.48)